Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,452	£ 6,246
Accrued income	19	12
Prepayments	343	315
Interest receivable	2	3
Employee loans and advances	11	18
Other receivables	1,226	1,266
Total trade and other receivables	£ 7,053	£ 7,860